Land use right net	6 Months Ended
Mar. 31, 2024
Land use right net
Land use right, net

Note 8 – Land use right, net

Land use right, net consisted of the following:

	March 31,	September 30,
	2024	2023
	(unaudited)
Land use right	$6,959,643	$6,887,433
Less: accumulated amortization	(341,761)	(233,767)
Land use right, net	$6,617,882	$6,653,666

Amortization expense was $105,747 and $91,796 for the six months ended March 31, 2024 and 2023, respectively.

Estimated future amortization expense is as follows:

Amortization
expense
Remainder of fiscal 2024	$154,405
Fiscal 2025	308,809
Fiscal 2026	308,809
Fiscal 2027	308,809
Fiscal 2028	308,809
Thereafter	5,228,241
Total	$6,617,882